Subsequent events	12 Months Ended
Jun. 30, 2021
40. Subsequent events

40. Subsequent events

Sale of Mariano Acosta and Merlo Plots

On August 9, 2021, the sales ticket for Mariano Acosta Plot was signed for a total amount of USD 0.7. With the signing of the ticket, the amount of USD 0.5 was received and the remaining balance of USD 0.2 at the signing of the deed.

On August 9, 2021, the sales ticket for Merlo Plot was signed for a total amount of USD 0.7. With the signing of the ticket, the amount of USD 0.5 was received and the remaining balance of USD 0.2 at the signing of the deed.

Issuance of IRSA Non-convertible Notes

On August 26, 2021, the Company issued USD 58.1 Non-convertible Notes in the local market. The main characteristics of the issue are detailed below:

•	Series XIII: denominated in USD and payable in ARS at the applicable exchange rate for USD 58.1 at a fixed rate of 3.9%, with semiannual payments plus. The principal will be paid in three installments, counted from the date of issue: the first one - equal to 25% of the par value of the notes - payable on the date that is 12 (twelve) months after the Issue, on August 26, 2023; the second one - equal to 25% of the par value of the notes - payable on the date that is 30 (thirty) months after the Issue, on February 26, 2024 and the third one - equal to 50% of the par value of the notes - payable on the relevant due date, i.e. July 26, 2024. Price of issuance was 100.0% of the nominal value.

The funds have been used mainly to refinance short-term liabilities.

Payment of CRESUD’s Series XXV Non-convertible Notes

Due to the issuance of Series XXXII and XXXIV Non-convertible Notes, on July 12, 2021, the Company paid the total principal and interest of the Series XXV Non-convertible Notes.

Corporate reorganization process

On September 30, 2021 the Company’s Board of Directors has approved the beginning of the corporate reorganization process in the terms of article 82 and sbqs. of the General Companies Law No. 19,550, the Income Tax Law No. 20,628, amendments and regulations, CNV’s Rules and the Listing Regulations of BYMA, by which IRSA, acting as the absorbing company, will merge by absorption with IRSA Propiedades Comerciales S.A. (“IRSA PC”), as the absorbed company. In this regard, the Board of Directors has approved: (i) the individual and special merger financial statements as of June 30, 2021; (ii) the consolidated and special merger financial statements as of June 30, 2021; (iii) the subscription of the Prior Merger Agreement between both companies and (iv) establish the effective date of reorganization on July 1, 2021.

The merger is subject to the approval of the shareholders’ meeting of both companies, which will be held once both companies have the administrative approval of the United States Securities and Exchange Commission, an entity to which they are subject because both companies’ shares are listed in markets that operate in said jurisdiction.

Likewise, and within the framework of the reorganization process, the Board of Directors has approved the exchange ratio, which has been established at 1.40 IRSA shares for each IRSA PC share, which is equivalent to 0.56 IRSA GDS for each ADS of IRSA PC.

Condor Hospitality Trust agreement

On September 23, 2021, Condor Hospitality Trust, Inc. announced an agreement with affiliates of Blackstone Real Estate Partners to sell its entire portfolio of hotels in a US$ 305 million transaction. This is an all cash transaction without the assumption of any existing debt. Completion of the transaction, which is expected to occur in the fourth quarter of 2021, is subject to customary closing conditions, including the approval of the Company’s shareholders.

Condor also announced that its Board of Directors has unanimously adopted a Plan of Liquidation and Dissolution (the “Plan of Liquidation”). The Plan of Liquidation contemplates an orderly wind down of the Company’s business affairs. Following the closing of the sale of the hotel portfolio and the payment of outstanding liabilities, along with the taking of other actions specified in the Plan of Liquidation, including reserving for certain contingent liabilities and claims, the Company intends to distribute certain net proceeds from the sale of the hotel portfolio to the Company’s shareholders in one or more liquidating distribution installments. The implementation of the Plan of Liquidation is conditioned on obtaining approval of the Company’s shareholders.

Exercise of Warrants

On October 7, 2021, we informed that between September 17 and 25, 2021, certain warrants holders have exercised their right to acquire additional shares. Therefore, a total of 74,370 ordinary shares of the Company will be registered, with a face value of ARS 1. As a result of the aforementioned exercise, USD 42,093.42 were collected by the Company.

After the exercise of these warrants, the number of shares and the capital stock of the Company increased from 591,642,804 to 591,717,174, and the number of outstanding warrants decreased from 90,000,000 to 89,925,630.

Likewise, the exercise of the warrants has been carried out in accordance with the terms and conditions established in the issuance prospectus dated February 12, 2021, and complementary notices regarding the offer made by the Company of 90,000,000 ordinary book-entry shares and 90,000,000 options to subscribe ordinary shares (warrants).

Sale of Alto Taquari (Brasilagro)

On October 8, 2021, BrasilAgro, informed that it has sold an area of 3,723 hectares (2,694 arable hectares) of Alto Taquari Farm, rural property located in the municipality of Alto Taquari - Mato Grosso state.

The total amount of the sale is 1,100 soybean bags per arable hectare or BRL 589.0 million (~BRL 218,641/arable ha). The delivery of possession of the areas and, consequently, the recognition of sales revenue, will be carried out in two stages. In October 2021 with 2,566 hectares (1,537 arable ha), in the amount of approximately BRL 336.0 million and September 2024 with 1,157 arable ha, in the amount of approximately BRL 253.0 million. Brasilagro will continue operating the areas until delivery it.

The buyer made an initial payment of BRL 16.5 million. Later this year, there will be an additional payment of BRL 31.4 million and the remaining balance is indexed in soybean bags with annual payments and an average term of 3.9 years.

From the accounting perspective, this plot of the Farm is valued in the Brasilagro’s books at BRL 31.3 million (acquisition cost + investments net of depreciation) and has an expected Internal Rate of Return (IRR) in BRL of 19.9%.

Considering this sale, we sell all the plateau areas of Alto Taquari Farm, leaving 1,308 hectares (809 arable ha) in the portfolio. The remaining area is adjacent to the areas already sold, but has different characteristics of soil and altitude and, even though it is not a plateau area, it is cultivated with sugarcane.

This sale is a milestone for Brasilagro, not only for its size, but mainly for its capacity to generate value, optimizing operating and real estate returns, taking advantage of the good commodity cycle.

General Ordinary Shareholders’ Meeting

On October 22, 2021, we informed that our shareholders meeting approved the following summary of the agenda: 1) Appointment of two shareholders to sign the meetings’ minutes; 2) Consideration of documents contemplated in paragraph 1, Section 234, Law No. 19,550 for the fiscal year ended June 30, 2021, 3) Allocation of net loss for the fiscal year ended June 30, 2021 for ARS 7,333,298,422; 4) Consideration of Board of Directors’ performance for the Fiscal Year ended June 30, 2021; 5) Consideration of Supervisory Committee’s performance for the Fiscal Year ended June 30, 2021; 6) Consideration of compensation payable to the Board of Directors (ARS 93,083,687, allocated sum) for the Fiscal Year ended June 30, 2021, which recorded a computable tax loss pursuant to the rules of the Argentine Securities Commission; 7) Consideration of compensation payable to the Supervisory Committee (ARS 2,390,000, allocated sum) for the Fiscal Year ended June 30, 2021; 8) Determination of number and appointment of regular directors and alternate directors for a term of three fiscal years. It was approved by a majority vote: 1. Set the number of full directors at 10 (ten) and the number of alternates at 7 (seven), 2. Renew Mr. Jorge Oscar Fernández and 3. To appoint as alternate non-independent directors Mr. Gabriel Adolfo Gregorio Reznik and Mr. Pedro Dámaso Labaqui Palacio; 9) Appointment of regular and alternate members of the Supervisory Committee for a term of one fiscal year. It was approved by a majority vote to appoint Messrs. José Daniel Abelovich, Marcelo Héctor Fuxman and Noemí Ivonne Cohn as Titular Trustees and those of Messrs. Roberto Daniel Murmis, Cynthia Deokmellian and Paula Sotelo as Alternate Trustees for the period of one year, highlighting that according to the regulations of the National Securities Commission the proposed persons have the character of independents; 10) Appointment of certifying accountant for the next fiscal year. It was approved by a majority vote to appoint as certifying accountants for the 2021/2022 financial year the firm Pricewaterhouse&Co. member of the firm PriceWaterhouseCoopers in the person of Walter Rafael Zablocky as Titular External Auditor and in the person of Carlos Brondo as Alternate External Auditor; 11) Approval of compensation payable (ARS 22,790,066) to certifying accountant for the fiscal year ended June 30, 2021; and 12) Authorization to carry out registration proceedings relating to this shareholders’ meeting before the Argentine Securities Commission and the general superintendence of corporations.

Series I (issued by FYO)

As a subsequent event, on October 22, 2021, FYO issued its first bond in the local market for an amount of USD 12.3 million. The note is dollar denominated and payable in pesos at the applicable exchange rate, with an annual fixed rate of 0.0%, and maturity on October 22, 2023. The issue price was 100.0% of the nominal value.

Payment of dividends by Brasilagro

At Brasilagro’s shareholders’ meeting held on October 27, 2021, the shareholders of Brasilagro approved dividends in the amount of BRL 260.0 million, or BRL 2.621181215 per share. Such dividends shall be paid to shareholders on November 10, 2021, to holders of record of Brasilagro’s shares as of October 27, 2021.